CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Changes in unrealized gains (losses) on available-for-sale securities, tax		$ 74.1	$ (251.2)	$ 190.4
Other-than-temporary impairments on fixed maturities not related to credit losses, tax		(0.1)	(0.3)	0.0
Impact of net unrealized (gains) losses on DAC and VOBA, tax		(7.5)	39.8	(17.0)
Impact of cash flow hedges, tax		$ 9.5	$ 10.3	$ (21.2)
Predecessor Company
Changes in unrealized gains (losses) on available-for-sale securities, tax	$ 61.0
Other-than-temporary impairments on fixed maturities not related to credit losses, tax	0.0
Impact of net unrealized (gains) losses on DAC and VOBA, tax	(13.1)
Impact of cash flow hedges, tax	$ 13.6